Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
Supplement [Text Block]	nvit_SupplementTextBlock
NATIONWIDE VARIABLE INSURANCE TRUST
American Funds NVIT Asset Allocation Fund

Supplement dated September 9, 2016
to the Prospectus dated April 29, 2016

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

American Funds NVIT Asset Allocation Fund

Effective immediately, the Prospectus, as it relates solely to the Fund, is amended as follows:

1.	The second paragraph under the heading "Principal Investment Strategies" on page 15 of the Prospectus is deleted in its entirety and replaced with the following:

The Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, money market instruments (debt securities maturing in one year or less), and derivatives, such as futures contracts. The Master Asset Allocation Fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the Master Asset Allocation Fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master Asset Allocation Fund's investment adviser or unrated but determined to be of equivalent quality by the Master Asset Allocation Fund's investment adviser). Such securities are sometimes referred to as "junk bonds."

2.	The following supplements the information under the heading "Principal Risks" on pages 15-16 of the Prospectus:

Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund's losses and reducing the Fund's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.

Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

American Funds NVIT Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nvit_SupplementTextBlock
NATIONWIDE VARIABLE INSURANCE TRUST
American Funds NVIT Asset Allocation Fund

Supplement dated September 9, 2016
to the Prospectus dated April 29, 2016

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

American Funds NVIT Asset Allocation Fund

Effective immediately, the Prospectus, as it relates solely to the Fund, is amended as follows:

1.	The second paragraph under the heading "Principal Investment Strategies" on page 15 of the Prospectus is deleted in its entirety and replaced with the following:

The Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, money market instruments (debt securities maturing in one year or less), and derivatives, such as futures contracts. The Master Asset Allocation Fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the Master Asset Allocation Fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master Asset Allocation Fund's investment adviser or unrated but determined to be of equivalent quality by the Master Asset Allocation Fund's investment adviser). Such securities are sometimes referred to as "junk bonds."

2.	The following supplements the information under the heading "Principal Risks" on pages 15-16 of the Prospectus:

Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund's losses and reducing the Fund's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.

Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.